Shareholders’ Deficit - Schedule of Fair Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Options Granted [Line Items]
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.26%
Expected life range (in years)	10 years	10 years
Volatility range	172.20%
Dividend yield	0.00%	0.00%
Expected forfeiture	30.00%	30.00%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk free rate range		4.20%
Volatility range		173.09%
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk free rate range		4.23%
Volatility range		173.25%